Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options Beginning	93,481	21,923
Weighted Average Exercise Price, Beginning	$ 7.62	$ 14.24
Weighted Average Remaining Contractual Term (years), Options		3 years 8 months 4 days	3 years 3 months
Aggregate Intrinsic Value Beginning
Weighted average grant date fair value Unvested and non-exercisable Ending
Number of Shares Beginning	64,823
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 8.45	$ 14.24
Weighted Average Remaining Contractual Term (years), Vested and Exercisable		3 years 5 months 19 days	3 years 3 months
Aggregate Intrinsic Value Vested and Exercisable Ending
Weighted average grant date fair value Vested and Exercisable Ending
Number of Options Unvested and non-exercisable Beginning	28,658	21,923
Weighted Average Grant Date Fair Value Beginning	$ 5.74
Weighted Average Remaining Contractual Term (years), Unvested and non-exercisable		4 years 1 month 28 days
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Stock options, shares	254,824	71,558
Weighted Average Exercise Price, Granted	$ 6.97	$ 5.59
Weighted average grant date fair value Granted	$ 0.29	$ 4.99
Number of Options Exercised
Weighted Average Exercise Price, Exercised
Number of Options Cancelled/Forfeited	(348,306)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 7.14
Number of Options Ending		93,481	21,923
Weighted Average Exercise Price, Ending		$ 7.62	$ 14.24
Aggregate Intrinsic Value Ending
Number of Shares Ending		64,823
Weighted Average Exercise Price, Vested and Exercisable Ending		$ 8.45	$ 14.24
Number of Options Unvested and non-exercisable Ending		28,658	21,923
Weighted Average Grant Date Fair Value Ending		$ 5.74
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Number of Options Cancelled/Forfeited	348,306